Partners' Equity and Net Income (Loss) Per Unit - Summary of Issuances of Common Units (Detail) (USD $)	1 Months Ended								2 Months Ended	3 Months Ended	4 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Nov. 30, 2011	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Mar. 31, 2010	Sep. 30, 2012	Mar. 31, 2011	Nov. 30, 2011	Jul. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Offering Type	Public	Private	Private	Private	Private	Public	Public	Public
Number of common units issued	7,778,832					6,440,000	6,037,500	5,060,000
Number of common units issued		1,700,022	7,112,974	713,266	7,562,814
Offering Price	$ 27.65	$ 26.47	$ 23.90	$ 28.04	$ 29.32	$ 27.84	$ 22.15	$ 19.48	$ 27.65	$ 29.32	$ 23.90	$ 28.04	$ 27.84	$ 22.15	$ 26.47			$ 27.84
Gross Proceeds	$ 219,500,000					$ 182,900,000	$ 136,500,000	$ 100,600,000								$ 257,229,000	$ 419,924,000	$ 401,491,000
Gross Proceeds		45,900,000	173,500,000	20,400,000	226,300,000
Net Proceeds	211,400,000					175,200,000	130,800,000	95,500,000
Net Proceeds		$ 45,800,000	$ 173,200,000	$ 20,400,000	$ 226,300,000
Teekay Corporation's Ownership After the Offering								35.92%	29.36%	36.90%	33.03%	36.51%	28.26%	31.72%	32.30%